Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Off-balance sheet commitments	262,877	273,380
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	263,103	273,512
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(226)	(132)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	184,989	197,579
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	184,989	197,579
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,584,710	2,350,116
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15,566)	(9,243)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,052,477	1,045,475
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,490)	(8,732)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,658	69,219
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(16)
Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,408	615,179
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(175)	(118)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,882	75,259
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,336,365	2,227,867
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,414)	(1,502)
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	869,920	951,583
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,974)	(1,297)
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,654	67,769
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(33)	(14)
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	768,216	613,200
Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(80)	(38)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	227,405	107,417
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,445)	(2,479)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	163,185	80,182
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,965)	(2,284)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,004	1,450
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(2)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,975	1,827
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(44)	(38)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,621	14,486
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,585)	(5,163)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,095	13,378
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,439)	(5,052)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177	151
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(42)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	319	346
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(122)	(99)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	277	332
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(112)	(99)
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40	1
Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	0
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	399,717	355,664
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,474	96,247
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,392	66,148
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90,573	93,225
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	62,664	69,890
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	80,922	78,816
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,666	58,754
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,949	4,662
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,837	2,605
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	677,308	619,866
Financial assets and off-balance sheet loan commitments	2,569,144	2,340,873
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,906,543	1,729,873
Off-balance sheet commitments	678,167	620,243
Financial assets and off-balance sheet loan commitments	2,584,710	2,350,116
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,707)	(8,866)
Off-balance sheet commitments	(859)	(377)
Financial assets and off-balance sheet loan commitments	(15,566)	(9,243)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	659,049	599,700
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	659,783	600,029
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(734)	(329)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,259	20,166
IFRS 9 | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,384	20,214
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(125)	(48)
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	604,195	577,494
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	604,485	577,631
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(290)	(137)
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,053	17,668
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,090	17,684
IFRS 9 | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(37)	(16)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	53,852	21,485
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	54,217	21,618
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(365)	(133)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,962	2,318
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,024	2,340
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(62)	(22)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,002	712
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,080	771
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(78)	(59)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	243	176
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	269	186
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(10)
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	9
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	9
IFRS 9 | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)	0
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
IFRS 9 | Lifetime expected credit losses | POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,052,477	1,045,475
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,490)	(8,732)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,658	69,219
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(16)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,233	615,061
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	772,408	615,179
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(175)	(118)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	867,946	950,286
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	869,920	951,583
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,974)	(1,297)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,621	67,755
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	79,654	67,769
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(33)	(14)
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	768,136	613,162
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	768,216	613,200
IFRS 9 | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(80)	(38)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158,220	77,898
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	163,185	80,182
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,965)	(2,284)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,995	1,448
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,004	1,450
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	(2)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,931	1,789
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,975	1,827
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(44)	(38)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,656	8,326
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,095	13,378
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,439)	(5,052)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	135	109
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177	151
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(42)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165	233
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	277	332
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(112)	(99)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	1
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40	1
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9)	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,762	351,725
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,903	351,891
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,762	351,725
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	391,903	351,891
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(141)	(166)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	390,105	350,876
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	390,193	350,915
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(88)	(39)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,384	848
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,404	975
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(20)	(127)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	234	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(23)	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	1
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	49	1
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	0
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	407,267	376,865
Financial assets and off-balance sheet loan commitments	1,668,047	1,499,643
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	400,911	369,424
IFRS 9 | Strong | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,356	7,441
IFRS 9 | Strong | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	396,028	368,711
IFRS 9 | Strong | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,286	7,400
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,883	713
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	70	41
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	506,231	524,889
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,318	60,636
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	683,231	537,253
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	499,836	523,092
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,126	60,548
IFRS 9 | Strong | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	682,412	536,942
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,395	1,797
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	192	88
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	819	311
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367,685	333,158
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367,685	333,158
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	367,542	333,072
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	143	86
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	162,533	153,021
Financial assets and off-balance sheet loan commitments	463,117	471,257
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	157,339	146,988
IFRS 9 | Good | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,194	6,033
IFRS 9 | Good | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	143,600	141,322
IFRS 9 | Good | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,431	5,746
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,739	5,666
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	763	287
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233,320	258,402
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,496	5,329
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,768	54,505
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	199,138	242,631
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,098	5,312
IFRS 9 | Good | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	61,218	54,058
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,182	15,771
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	398	17
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	550	447
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,678	10,966
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,678	10,966
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,585	10,941
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	25
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	96,101	83,038
Financial assets and off-balance sheet loan commitments	382,834	336,148
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	90,784	77,499
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,317	5,539
IFRS 9 | Satisfactory | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	63,592	66,283
IFRS 9 | Satisfactory | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,163	4,200
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,192	11,216
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,154	1,339
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	256,584	228,485
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,568	1,859
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,581	22,766
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165,507	181,056
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,357	1,797
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,532	21,921
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,077	47,429
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	211	62
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,049	845
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,409	7,222
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,409	7,222
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,066	6,902
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	343	320
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,915	6,349
Financial assets and off-balance sheet loan commitments	49,772	28,254
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,668	5,338
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,247	1,011
IFRS 9 | Sub- standard | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,265	1,315
IFRS 9 | Sub- standard | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	210	338
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,403	4,023
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,037	673
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	36,970	20,007
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,276	1,395
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	611	503
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,439	4,804
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	73	112
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54	279
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31,531	15,185
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,203	1,283
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	557	224
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	18
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	825	544
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	825	544
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	825	544
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	20,940	14,814
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,081	780
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	270	190
IFRS 9 | Credit impaired | 12-month expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | 12-month expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,080	771
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	269	186
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	9
IFRS 9 | Credit impaired | Lifetime expected credit losses | POCI | Financial guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1	4
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,372	13,692
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	217	152
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | 12-month expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,095	13,378
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177	151
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	277	314
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | POCI | Other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	40	1
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	306	1
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | 12-month expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	257	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | POCI | Debt securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 49	$ 1